UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  August 9, 2001

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		44

FORM 13F Information Table Value Total:	$120,522,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101     1099   166557 SH       SOLE                    75937             90620
AFLAC Inc.                     COM              001055102     3816   121166 SH       SOLE                   121166
ASM Lithography NYS            COM              N07059111     7898   354976 SH       SOLE                   189116            165860
Affymetrix                     COM              00826T108     1674    75906 SH       SOLE                    27631             48275
Amdocs                         COM              G02602103     1762    32720 SH       SOLE                     1450             31270
Applied Materials              COM              038222105      397     8085 SH       SOLE                     8085
Astropower                     COM              04644A101      232     4440 SH       SOLE                                       4440
Barr Labs                      COM              068306109     1465    21170 SH       SOLE                      500             20670
Biovail Corporation            COM              09067J109    13658   313987 SH       SOLE                   211082            102905
Brigham Exploration            COM              109178103       80    21970 SH       SOLE                     1780             20190
Business Objects ADR           COM              12328X107     5585   236661 SH       SOLE                   167872             68789
Concord Camera                 COM              206156101     2677   453651 SH       SOLE                   265356            188295
Ditech                         COM              25500M103     2282   307582 SH       SOLE                   191402            116180
Elan, ADS                      COM              284131208     1509    24735 SH       SOLE                     1575             23160
Federal Nat'l Mtg.             COM              313586109      960    11289 SH       SOLE                    11289
Flir Systems                   COM              302445101     3824   152792 SH       SOLE                    69217             83575
General Electric               COM              369604103      918    18825 SH       SOLE                    18825
Home Depot                     COM              437076102      701    15069 SH       SOLE                    15069
IBM                            COM              459200101      336     2973 SH       SOLE                     2973
Intel Corp.                    COM              458140100     2784    95192 SH       SOLE                    95192
KV Pharmaceutical Cl A         COM              482740206    15409   555295 SH       SOLE                   395886            159409
Kraft Foods Inc Class A        COM              50075N104      324    10460 SH       SOLE                    10460
Lehman Brothers Hldgs          COM              524908100      750     9710 SH       SOLE                                       9710
Lilly Eli                      COM              532457108      444     6005 SH       SOLE                     6005
MFC Bancorp                    COM              55271X202     3997   486249 SH       SOLE                   309304            176945
Newport Corp.                  COM              651824104      653    24650 SH       SOLE                     2310             22340
Nextel Communications          COM              65332V103     1607    91855 SH       SOLE                    43155             48700
Nortel                         COM              656568102      181    20041 SH       SOLE                    20041
Novellus Systems               COM              670008101    15317   269712 SH       SOLE                   188187             81525
Papa John's Int'l              COM              698813102      458    18060 SH       SOLE                                      18060
Pfizer                         COM              717081103     1909    47667 SH       SOLE                    47667
Philip Morris Cos.             COM              718154107      530    10436 SH       SOLE                    10436
Phoenix Technology             COM              719153108     1125    77075 SH       SOLE                    47065             30010
Polaroid                       COM              731095105      115    44250 SH       SOLE                    17410             26840
Procter & Gamble               COM              742718109      268     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     1948    33312 SH       SOLE                    33312
Rainbow Technology             COM              750862104     2213   395916 SH       SOLE                   239836            156080
Research In Motion             COM              760975102      918    28455 SH       SOLE                     1225             27230
Schering Plough                COM              806605101      734    20254 SH       SOLE                    20254
Seitel Inc.                    COM              816074306     4798   366276 SH       SOLE                   180286            185990
Staples Inc.                   COM              855030102     1970   123192 SH       SOLE                    41517             81675
Thomas Group, Inc.             COM              884402108       57    11098 SH       SOLE                    11098
Three-Five Systems             COM              88554L108     6568   365294 SH       SOLE                   228445            136849
Veeco Instr                    COM              922417100     4570   114979 SH       SOLE                    58049             56930